Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Accrued financial penalties payable	$ 2.5	$ 2.5	$ 1.0	$ 1.5